INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Corporate income tax	$ 55,665	$ 68,157
Global Minimum Tax top-up tax	27,902	33,000
Adjustments for current tax of prior periods	(1,646)	(602)
Current income taxes	81,921	100,555
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	0	10,904
Origination and reversal of temporary differences	(32,480)	(42,708)
Non-recognition of tax benefits related to tax losses and temporary differences	27,335	45,146
Adjustments relating to prior taxation years	481	(677)
Deferred income taxes	(4,664)	12,665
Total income tax expense	77,257	113,220
Revision of Prior Period, Adjustment
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Deferred income taxes	$ (4,664)	$ 12,665